Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 10,325,200	$ 8,782,742	$ 8,730,446	$ 17,385,966
Adjustments to reconcile net income to cash provided by operating activities
Bad debts reversal				(76,492)
Inventory write-off			74,100
Depreciation and amortization	9,465	12,494	9,891	381,167
Asset disposal gain				(7,648,423)
Loss of input VAT credits				356,073
Share-based compensation				3,149,106
Loss on convertible promissory notes payable			96,927
Amortization of discounts and issuance cost of the notes	24,121	39,774	148,368	8,550
(Gain) loss on changes in fair value of common stock purchase warrants liability	124,284	(35,542)	(871,677)	(759,471)
Changes in operating assets and liabilities:
Accounts receivable	(5,568,912)	(7,451,004)	(1,497,237)	4,994,861
Amounts due from related parties	(98)			83,849
Inventories	199,566	(194,529)	(197,453)	190,490
Prepaid expenses and other current assets	335,230	1,168,383	853,426	(2,258,602)
Accounts payable	202,514	723,723	637,372	(167,186)
Amounts due to related parties	(1,665)	7,366	(18,055)	(575,329)
Income tax payable	1,171,069	1,208,810	(41,068)	(50,424)
Accrued expenses and other current liabilities	2,187,200	506,706	661,203	(233,882)
Deferred grants				(728,818)
Net cash provided by operating activities	9,007,974	4,768,923	8,586,243	14,051,434
Cash flows from investing activities
Purchase of property and equipment				(11,695,448)
Proceeds from assets disposal				17,859,076
Net cash provided by investing activities				6,163,628
Cash flows from financing activities
Proceeds from issuance of convertible promissory notes payable				2,025,000
Payments of issue costs of convertible promissory note				(162,000)
Proceeds from stock issuance of private placement	40,000,000
Proceeds from interest-free advances from a third party			385,791
Repayments of convertible promissory notes payable	(55,000)		(1,038,426)
Net cash provided by (used in) financing activities	39,945,000		(652,635)	1,863,000
Effect of changes of foreign exchange rates on cash	(6,266,700)	(5,383,354)	(2,846,807)	121,781
Net increase in cash	42,686,274	(614,431)	5,086,801	22,199,843
Cash, beginning of year	51,250,505	46,163,704	46,163,704	23,963,861
Cash, end of year	93,936,779	45,549,273	51,250,505	46,163,704
Supplemental disclosures of cash flow information
Interest paid			10,000
Income taxes paid	2,938,610	2,181,273	3,391,137	3,774,917
Non-cash financing activities
Warrants issued to third parties in conjunction with debt issuance				1,888,106
Cashless stock issuance for convertible promissory notes payable	22,338		284,654
Gain on changes in fair value of common stock purchase warrants liability	$ 124,283	$ (35,542)	$ (871,677)	$ (759,471)